Contingencies and Commitements (Details) - Schedule of License Agreements - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of License Agreements [Abstract]
Less than one year	$ 3,495,070	$ 4,194,264
Later than one year but not more than 5 years		$ 1,250,000